SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidating Financial Statements
Cash and Cash Equivalents at Beginning of Period	$ 484	$ 418	$ 418	$ 330	$ 258
(Loss) Income from continuing operations	22	44	42	(18)	(7)
Loss on extinguishment of debt	65			55
Deferred income tax (benefit) provision	19	34	33	(15)	(8)
Change in working capital, net of acquisitions:
Current income taxes	(5)	(3)		2	(10)
Receivables	(62)	(53)	(21)	(20)	(32)
Inventories and other current assets	(7)	(14)	(1)	11	3
Accrued liabilities	(4)	7	1	(36)	(26)
Net Cash Provided from Operating Activities from Continuing Operations	132	127	208	104	74
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,825	1	1	1,350	4
Payments of debt	(2,687)	(32)	(53)	(1,326)	(36)
Repurchase of common stock and RSU vesting	(5)	(14)	(16)	(11)	(88)
Net Cash Used for Financing Activities from Continuing Operations	(274)	(60)	(78)	(14)	(110)
Cash Decrease During the Period	(208)	(66)	66	88	72
Cash and Cash Equivalents at End of Period	275	352	484	418	330
Parent Issuer
Condensed Consolidating Financial Statements
Cash and Cash Equivalents at Beginning of Period		6	6	10	12
(Loss) Income from continuing operations			(1)	(1)	5
Loss on extinguishment of debt					(1)
Deferred income tax (benefit) provision					6
Change in working capital, net of acquisitions:
Current income taxes					(3)
Receivables			(3)	3
Inventories and other current assets			1	(1)
Accrued liabilities					3
Net Cash Provided from Operating Activities from Continuing Operations			(3)	1	10
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt			14
Payments of debt					65
Repurchase of common stock and RSU vesting			(16)	(11)	(87)
Net intercompany advances			7	6	10
Net Cash Used for Financing Activities from Continuing Operations			5	(5)	(12)
Cash Decrease During the Period			2	(4)	(2)
Cash and Cash Equivalents at End of Period			$ 8	$ 6	$ 10